Intangible Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
20.
INTANGIBLE ASSETS

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Carrying amount
Mobile Broadband Concession	$71,761	$65,371
Computer software	579	551
Goodwill	217	217
Others	170	144
	$72,727	$66,283

	Mobile Broadband Concession	Computer Software	Goodwill	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2022	$108,338	$3,203	$291	$413	112,245
Additions-acquired separately	1,625	257	—	11	1,893
Disposal	—	(663)	—	(2)	(665)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	1	—	—	1
Balance on December 31, 2022	$109,963	$2,798	$291	$422	$113,474
Accumulated amortization and impairment
Balance on January 1, 2022	$(25,518)	$(2,530)	$(74)	$(178)	$(28,300)
Amortization expenses	(6,295)	(310)	—	(38)	(6,643)
Disposal	—	664	—	1	665
Impairment losses	—	—	—	(9)	(9)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	—	—	—	—
Balance on December 31, 2022	$(31,813)	$(2,176)	$(74)	$(224)	$(34,287)
Balance on December 31, 2022, net	$78,150	$622	$217	$198	$79,187
Cost
Balance on January 1, 2023	$109,963	$2,798	$291	$422	$113,474
Additions-acquired separately	—	231	—	6	237
Disposal	—	(499)	—	(6)	(505)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	3	—	—	3
Balance on December 31, 2023	$109,963	$2,533	$291	$422	$113,209
Accumulated amortization and impairment
Balance on January 1, 2023	$(31,813)	$(2,176)	$(74)	$(224)	$(34,287)
Amortization expenses	(6,389)	(276)	—	(34)	(6,699)
Disposal	—	499	—	6	505
Effect of foreign exchange differences	—	(1)	—	—	(1)
Others	—	—	—	—	—
Balance on December 31, 2023	$(38,202)	$(1,954)	$(74)	$(252)	$(40,482)
Balance on December 31, 2023, net	$71,761	$579	$217	$170	$72,727
Cost
Balance on January 1, 2024	$109,963	$2,533	$291	$422	$113,209
Additions-acquired separately	—	229	—	5	234
Disposal	—	(358)	—	(8)	(366)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	24	—	—	24
Balance on December 31, 2024	$109,963	$2,428	$291	$419	$113,101
Accumulated amortization and impairment
Balance on January 1, 2024	$(38,202)	$(1,954)	$(74)	$(252)	$(40,482)
Amortization expenses	(6,390)	(278)	—	(31)	(6,699)
Disposal	—	358	—	8	366
Effect of foreign exchange differences	—	—	—	—	—
Others	—	(3)	—	—	(3)
Balance on December 31, 2024	$(44,592)	$(1,877)	$(74)	$(275)	$(46,818)
Balance on December 31, 2024, net	$65,371	$551	$217	$144	$66,283

Chunghwa’s Board of Directors approved the acquisition of the 900MHz frequency band and equipment from Asia Pacific Telecom Co., Ltd. in November 2021. The aforementioned tax-excluded transaction amount was $1,800 million included in intangible assets- mobile broadband concession and other assets- spare parts. The transaction was approved by the related authority in May 2022 and completed in July 2022.

The concessions are granted and issued by the National Communications Commission (“NCC”). The concession fees are amortized using the straight-line method over the period from the date operations commence through the date the license expires or the useful life, whichever is shorter. The 4G concession fees will be fully amortized by December 2030 and December 2033, and 5G concession fees will be fully amortized by December 2040.

The computer software is amortized using the straight-line method over the estimated useful lives of 1 to 10 years. Other intangible assets, except for those assessed as having indefinite useful lives, are amortized using the straight-line method over the estimated useful lives of 3 to 20 years. Goodwill is not amortized.

SENAO concluded the recoverable amounts of the license agreement and the right of trademark were lower than the carrying amounts and recognized impairment loss of $9 million for the year ended December 31, 2022. The aforementioned impairment losses were included in other income and expenses in the consolidated statements of comprehensive income. The recoverable amount of license agreement and right of trademark was measured at the fair value less costs of disposal. The fair value was calculated based on asset approach by reference to the net assets value of Youth. The Company did not recognize any impairment loss on intangible assets for the year ended December 31, 2023 and 2024.